Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6. ACCRUED EXPENSES

Accrued expenses consisted of the following items:

	December 31,
(in $000's)	2011	2010
Payroll & related costs	$115	$218
Sales commissions	$90	$61
Warranty provision	$87	$75
Legal / settlement fees	$505	$67
Other accrued expenses	$503	$471
Total	$1,300	$892

Warranty provision roll forward:

	Year Ended December 31,
Warranty provision:	2011	2010
Beginning Balance	$75	$90
Additions	$212	$114
Payments	$(200)	$(129)
Balance at end of year	$87	$75